Property, Plant And Equipment (Details) (USD $) In Thousands, unless otherwise specified															12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mains And Accessories [Member]	Dec. 31, 2011 Mains And Accessories [Member]	Dec. 31, 2012 Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2011 Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2012 Operations Structures And Water Tanks [Member]	Dec. 31, 2011 Operations Structures And Water Tanks [Member]	Dec. 31, 2012 Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2011 Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2012 Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2011 Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2012 Land And Other Non-Depreciable Assets [Member]	Dec. 31, 2011 Land And Other Non-Depreciable Assets [Member]	Dec. 31, 2012 Minimum [Member] Mains And Accessories [Member]	Dec. 31, 2012 Minimum [Member] Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2012 Minimum [Member] Operations Structures And Water Tanks [Member]	Dec. 31, 2012 Minimum [Member] Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2012 Minimum [Member] Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2012 Minimum [Member] Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2012 Minimum [Member] Non-Utility Plant And Equipment [Member]	Dec. 31, 2012 Maximum [Member] Mains And Accessories [Member]	Dec. 31, 2012 Maximum [Member] Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2012 Maximum [Member] Operations Structures And Water Tanks [Member]	Dec. 31, 2012 Maximum [Member] Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2012 Maximum [Member] Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2012 Maximum [Member] Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2012 Maximum [Member] Non-Utility Plant And Equipment [Member]	Dec. 31, 2012 Weighted Average [Member] Mains And Accessories [Member]	Dec. 31, 2012 Weighted Average [Member] Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2012 Weighted Average [Member] Operations Structures And Water Tanks [Member]	Dec. 31, 2012 Weighted Average [Member] Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2012 Weighted Average [Member] Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2012 Weighted Average [Member] Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2012 Weighted Average [Member] Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	$ 4,963,064	$ 4,481,138	$ 2,190,078	$ 1,984,171	$ 1,275,221	$ 1,165,983	$ 233,743	$ 213,368	$ 594,687	$ 507,035	$ 573,899	$ 529,160	$ 95,436	$ 81,421
Utility construction work in progress	107,944	61,232
Net utility plant acquisition adjustment	(31,347)	(33,839)
Non-utility plant and equipment	10,739	9,435
Total property, plant and equipment	$ 5,050,400	$ 4,517,966
Useful Lives															26 years	5 years	14 years	5 years	3 years	0 years	0 years	92 years	85 years	70 years	145 years	78 years	52 years	25 years	75 years	47 years	48 years	36 years	23 years	22 years	5 years